Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2024
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Financial Assets at Fair Value through Profit or Loss
8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value through profit or loss at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Debt instruments	¥2,293,049	¥1,392,889
Equity instruments	83,080	95,350

Total financial assets at fair value through profit or loss	¥2,376,129	¥1,488,239

Debt instruments in financial assets at fair value through profit or loss mainly consist of investment funds. Equity instruments in financial assets at fair value through profit or loss mainly consist of subordinated loans classified as equity instruments and non-trading
stocks held by the venture capital investment subsidiary.